(6) CONSUMERS, CONCESSIONAIRES AND LICENSEES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consumers Concessionaires And Licensees Details 1Abstract
Consumers, concessionaires and licensees, balance at beginning	R$ (266,876)	R$ (261,525)	R$ (159,194)
Consumers, concessionaires and licensees, business combination			(70,636)
Consumers, concessionaires and licensees, allowance - reversal (recognition)	(277,802)	(263,668)	(258,377)
Consumers, concessionaires and licensees, recovery of revenue	107,122	110,008	82,393
Consumers, concessionaires and licensees, effects on first adoption of IFRS 9	(72,687)
Consumers, concessionaires and licensees, write-off of accrued receivables	209,641	148,309	144,289
Consumers, concessionaires and licensees, balance at end	(300,601)	(266,876)	(261,525)
Consumers, concessionaires and licensees, balance at end, current	(300,601)
Consumers, concessionaires and licensees, balance at end, noncurrent	0
Other receivables, balance at beginning	(29,379)	(27,992)	(14,441)
Other receivables, business combination			(16,187)
Other receivables, allowance - reversal (recognition)	1,419	(1,439)	(969)
Other receivables, recovery of revenue	0	0	605
Other receivables, effects on first adoption of IFRS 9	(738)
Other receivables, write-off of accrued receivables	0	52	3,000
Other receivables, balance at end	(28,698)	(29,379)	(27,992)
Other receivables, balance at end, current	(28,698)
Other receivables, balance at end, noncurent	0
Balance at beginning	(296,255)	(289,517)	(173,634)
Business combination			(86,823)
Allowance - reversal (recognition)	(276,383)	(265,107)	(259,347)
Recovery of revenue	107,122	110,008	82,998
Effects on first adoption of IFRS 9	(73,426)
Write-off of accrued receivables	209,641	148,361	147,289
Balance at end	(329,299)	R$ (296,255)	R$ (289,517)
Balance at end, current	(329,299)
Balance at end, noncurrent	R$ 0